Deposits and Other Current Assets (Details) - Schedule of deposits and other current assets - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Deposits And Other Current Assets Abstract
Deposits for research and development, prototype and production parts, and other	$ 39,142	$ 54,990	$ 6,412
Deposits for “Future Work”	5,388	8,380
Total deposits	44,530	63,370
Other current assets:
Prepaid expenses	19,300	11,119	762
Other current assets	4,459	2,291
Total other current assets	$ 23,759	$ 13,410	$ 6,200